Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 28, 2013
Prospectus Date	Jan 28, 2013

13D Activist Fund | 13D Activist Fund
13D Activist Fund
Investment Objective:
The Fund's investment objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~11 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 13D Activist Fund	13D Activist Fund Class A	13D Activist Fund Class C	13D Activist Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 13D Activist Fund	13D Activist Fund Class A	13D Activist Fund Class C	13D Activist Fund Class I
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	none	none	none	[1]
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example 13D Activist Fund (USD $)	1 Year	3 Years	5 Years	10 Years
13D Activist Fund Class A	743	1,094	1,469	2,519
13D Activist Fund Class C	253	779	1,331	2,836
13D Activist Fund Class I	153	474	818	1,791

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism.  The adviser defines an activist situation as one where an investor holds more than 5% of a company's shares and either (A) has a history of activist investing and/or (B) has a publicly disclosed catalyst for change such as seeking Board seats, improving operations and/or corporate governance practices, approving a merger, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an "activist").  The adviser derives its activist information primarily from legally-mandated filings known as "13D" filings.  Rules adopted under the Securities Exchange Act of 1934 require a shareholder that acquires more than 5% of a company's shares to file a form with the Securities and Exchange Commission known as a Schedule 13D that discloses the investor's identity and its intent to influence management.  The adviser reviews all material activist situations (from a universe that is expected to exceed 200 situations at any given time) and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist's average cost, its strategy and the adviser's determination of the chance of success and potential impact on share price.

The adviser uses the following selection guidelines to create and manage the Fund's investment portfolio:

Selecting Investment Universe:

Identify companies where an activist investor is involved.

Weighting Investments:

Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, and (iii) the adviser's assessment of company fundamentals and the potential impact of an activist's campaign.

Exiting Investments:

Exiting an investment will be an integral part of the investment strategy. Primary exit triggers are when: (i) the activist sells a material amount, (ii) the activist's goal is reached, (iii) an activist becomes a passive investor, (iv) in the adviser's opinion, the investment thesis has changed or is no longer true, or (v) more attractive investments are available.

While the adviser's guidelines will define the trading horizon, this horizon may change based on other events.  For example, an early exit may be warranted after the activist has attained most of its goals.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Conflicts of Interest Risk:  An affiliate of the adviser publishes reports on all material 13D filings to subscribers.  Subscribers may make their own investment decisions using information contained in the reports.  If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

·

Limited History of Operation:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's dependence on its activist strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as economic growth, market conditions, interest rate levels, and political events affect the U.S. securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Small and Medium Capitalization Stock Risk.  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  Returns for Class A, which are not presented will vary from the returns of Class I shares.  The performance table compares the performance of the Fund's Class I and Class A shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class C shares commenced operations on December 11, 2012. ~~Because Class C shares have less than a full calendar year of performance, no information is presented at this time, but will be presented here in future filings.  Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.~~

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter	Frist Quarter 2012	12.50%
Worst Quarter	Second Quarter 2012	(3.82)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns 13D Activist Fund		1 Year	Since Inception	Inception Date
13D Activist Fund Class I		21.27%	21.08%	Dec 28, 2011
13D Activist Fund Class A	[1]	20.97%	20.78%	Dec 28, 2011
After Taxes on Distributions 13D Activist Fund Class I		19.95%	19.77%
After Taxes on Distributions and Sales 13D Activist Fund Class I		13.82%	17.17%
S&P 500 Index		16.00%	16.60%	Dec 28, 2011
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After tax returns for Class A shares will vary from Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	13D Activist Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~11 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism.  The adviser defines an activist situation as one where an investor holds more than 5% of a company's shares and either (A) has a history of activist investing and/or (B) has a publicly disclosed catalyst for change such as seeking Board seats, improving operations and/or corporate governance practices, approving a merger, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an "activist").  The adviser derives its activist information primarily from legally-mandated filings known as "13D" filings.  Rules adopted under the Securities Exchange Act of 1934 require a shareholder that acquires more than 5% of a company's shares to file a form with the Securities and Exchange Commission known as a Schedule 13D that discloses the investor's identity and its intent to influence management.  The adviser reviews all material activist situations (from a universe that is expected to exceed 200 situations at any given time) and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist's average cost, its strategy and the adviser's determination of the chance of success and potential impact on share price.

The adviser uses the following selection guidelines to create and manage the Fund's investment portfolio:

Selecting Investment Universe:

Identify companies where an activist investor is involved.

Weighting Investments:

Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, and (iii) the adviser's assessment of company fundamentals and the potential impact of an activist's campaign.

Exiting Investments:

Exiting an investment will be an integral part of the investment strategy. Primary exit triggers are when: (i) the activist sells a material amount, (ii) the activist's goal is reached, (iii) an activist becomes a passive investor, (iv) in the adviser's opinion, the investment thesis has changed or is no longer true, or (v) more attractive investments are available.

While the adviser's guidelines will define the trading horizon, this horizon may change based on other events.  For example, an early exit may be warranted after the activist has attained most of its goals.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Conflicts of Interest Risk:  An affiliate of the adviser publishes reports on all material 13D filings to subscribers.  Subscribers may make their own investment decisions using information contained in the reports.  If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

·

Limited History of Operation:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's dependence on its activist strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as economic growth, market conditions, interest rate levels, and political events affect the U.S. securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Small and Medium Capitalization Stock Risk.  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which makes the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  Returns for Class A, which are not presented will vary from the returns of Class I shares.  The performance table compares the performance of the Fund's Class I and Class A shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class C shares commenced operations on December 11, 2012. ~~Because Class C shares have less than a full calendar year of performance, no information is presented at this time, but will be presented here in future filings.  Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-413-3228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.13DActivistFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Frist Quarter 2012	12.50%
Worst Quarter	Second Quarter 2012	(3.82)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A shares will vary from Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After tax returns for Class A shares will vary from Class I shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2012)
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2011
13D Activist Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,519
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
1 Year	rr_AverageAnnualReturnYear01	20.97%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	20.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2011	[1]
13D Activist Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	779
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class C shares have less than a full calendar year of performance, no information is presented at this time, but will be presented here in future filings.
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2011
13D Activist Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2012	rr_AnnualReturn2012	21.27%
1 Year	rr_AverageAnnualReturnYear01	21.27%
Since Inception	rr_AverageAnnualReturnSinceInception	21.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2011
13D Activist Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.95%
Since Inception	rr_AverageAnnualReturnSinceInception	19.77%
13D Activist Fund Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.82%
Since Inception	rr_AverageAnnualReturnSinceInception	17.17%

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Based on estimated amounts for the current fiscal year.

Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund
Bandon Isolated Alpha Fixed Income Fund
Investment Objective:
The Fund seeks consistent positive returns throughout various fixed income market cycles.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~26 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bandon Isolated Alpha Fixed Income Fund	Bandon Isolated Alpha Fixed Income Fund Class I Shares	Bandon Isolated Alpha Fixed Income Fund Class A Shares	Bandon Isolated Alpha Fixed Income Fund Class C Shares	Bandon Isolated Alpha Fixed Income Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bandon Isolated Alpha Fixed Income Fund		Bandon Isolated Alpha Fixed Income Fund Class I Shares	Bandon Isolated Alpha Fixed Income Fund Class A Shares	Bandon Isolated Alpha Fixed Income Fund Class C Shares	Bandon Isolated Alpha Fixed Income Fund Class R Shares
Management Fees		1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%	0.50%
Other Expenses		0.75%	0.75%	0.75%	0.75%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		2.54%	2.79%	3.54%	3.04%
Fee Waiver and/or Reimbursement	[2]	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.99%	2.24%	2.99%	2.49%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, front-end or contingent deferred loads, borrowing interest, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.95%, 2.20%, 2.95% and 2.45% of each class's net assets, respectively, for Class I, Class A, Class C and Class R shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Bandon Isolated Alpha Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Bandon Isolated Alpha Fixed Income Fund Class I Shares	202	738	1,301	2,834
Bandon Isolated Alpha Fixed Income Fund Class A Shares	789	1,341	1,919	3,477
Bandon Isolated Alpha Fixed Income Fund Class C Shares	302	1,035	1,789	3,774
Bandon Isolated Alpha Fixed Income Fund Class R Shares	252	888	1,548	3,317

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 548% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 Under normal market conditions, the Fund invests (long or short) at least 80% of its assets in fixed income securities.  The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) other evidences of indebtedness and (ix) closed-end funds that invest primarily in the preceding.  The Fund may also use the following fixed income derivatives: options, financial futures, options on futures and swaps.  Derivatives are instruments that derive their value from an underlying security, security index, interest rate or other reference.

The Fund invests without restriction as to issuer capitalization, credit quality (including in lower-rated fixed income securities known as high yield or junk bonds) or country and without restriction as to a security's maturity, currency or structural features, such as an issuer's right to prepay.  The Fund uses fixed income options, financial futures, options on futures and swaps for hedging purposes and as substitutes for traditional securities.  The Fund also may use foreign currency forward contracts to hedge foreign currency exchange rate risk. The Fund is considered to be "non-diversified" which means that it may invest in fewer securities than a "diversified" fund.

The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

The Fund seeks to achieve consistent positive returns by combining multiple "isolated alpha" strategies that seek additional non-market-direction-related returns that are attributable to astute individual security selection and interest rate management.  These strategies employed by the adviser or sub-advisers generally avoid fixed income beta (market directional source of return) and seek to isolate exposure to active fixed income decision making (alpha) and include:

Interest Rate Management Strategies

Directional Interest Rate:  Without bias to being long or short, a strategy that isolates active interest rate decision making and seeks profit to from monthly moves in market interest rates by taking either a long or short position in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

Relative Value: Without bias to steepening or flattening, a relative value strategy that isolates active interest rate decision making and seeks to profit from monthly steepening or flattening movements in market yield curves by taking both long and short positions in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

The interest rate management strategies seek to isolate active interest rate decision making.  Excluding sovereigns, the strategies will avoid credit exposures by taking positions that allow it to isolate interest rate movements only.  Interest rate risk management is also referred to as duration management.  Duration is a measure of the sensitivity of the price of a fixed income security to a change in interest rates and is expressed as a number of years.

Credit Management Strategies

Directional:  A strategy that takes long or short positions in the corporate, MBS and ABS fixed income markets which seeks to generate consistent excess returns without incurring undue risk, it focuses on fundamental issuer-specific credit research and duration hedging. This strategy may also use options, financial futures, options on futures and credit default swaps.

Pairs Trades:  A strategy that seeks to profit from investing long in a fixed income security that is believed to have a more favorable outlook for credit quality or potential for capital appreciation while simultaneously selling short a similar fixed income security that is believed will decline relative to the long position.

Event Driven:  A strategy that seeks to profit from purchasing fixed income securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and using one or more hedging strategies in connection with the purchase.  This strategy may also use options, financial futures, options on futures and credit default swaps to hedge.

Opportunistic:  A strategy that seeks returns from what are believed to be temporary dislocations in the relative value between segments of the fixed income market based upon credit quality, liquidity, structure or type of issuer while hedging interest rate risk. This strategy may also use options, financial futures, options on futures and credit default swaps.

Special Situations:  A strategy that involves investing in what are believed to be undervalued fixed income securities including preferred stocks and fixed income closed-end funds based upon its analysis of the issuer's economic and financial situation.  A preferred stock issuer's special situation may be based on factors such as improving credit quality, exercise of a security's redemption or call features or proposed merger with a financially stronger entity.  A closed-end fund's special situation may be based on factors such as trading at a discount to the net asset value of its securities portfolio, being subject to conversion to an open-end fund or liquidation.  Securities are purchased that are believed to have the potential for short term gains and are often times sold when they reach a price target or the security's "situation" is no longer favorable.

The credit strategies seek to isolate active credit decision making.  The various strategies will generally utilize interest rate hedging in order to isolate the target exposures from the active credit decision making without the interest rate risks typically assumed in benchmark (beta) oriented strategies.

The adviser and the sub-advisers may engage in active and frequent trading to achieve the Fund's investment objective.

Allocation of Fund Assets

The adviser determines the allocation of the Fund's assets among the various sub-advisers and investment strategies.  In selecting and weighting investment options, the adviser seeks to identify sub-advisers which, based on their investment styles and historical performance, have the potential, in the opinion of the adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach.  The Fund is not required to invest with any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the assets to any sub-adviser or investment strategy.  The adviser may change the allocation of the Fund's assets among the available investment options, and may add or remove sub-advisers, as more fully described below.

Each sub-adviser is responsible for the day-to-day management of its allocated portion of Fund assets.

As of the date of this Prospectus, the adviser has entered into sub-advisory agreements with the following sub-advisers with respect to the Fund.  Below is a description of each sub-adviser's investment style.  The Fund may select a variation of these strategies or another strategy offered by the sub-advisers.

·

Dix Hills Partners, LLC employs multiple interest rate related fixed income management strategies.

·

Logan Circle Partners, L.P. employs multiple credit management strategies.

In addition to investments executed by the sub-advisers, the Fund's adviser may invest directly in securities, such as preferred stocks, funds, notes, certificates, options, financial futures, swaps or other derivative instruments, such as instruments indexed to baskets of underlying funds.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Closed-End Funds Risk:  Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in preferred stocks and fixed income securities.  Closed end funds are subject to specific risks, depending on the nature of the fund and may trade below NAV.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

·

Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to leverage and credit risk.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High-Yield Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Mortgage-Backed and Asset-Backed Risk:  The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.  Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-477-8100.

Performance Bar Chart For Calendar Year Ended December 31, Return does not reflect sales charge and would be lower if it did.

Best Quarter:	3/31/12	2.80%
Worst Quarter:	6/30/12	(1.96)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns Bandon Isolated Alpha Fixed Income Fund		1 Year	Since Inception	Inception Date
Bandon Isolated Alpha Fixed Income Fund Class I Shares		5.21%	2.52%	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class A Shares		(0.99%)	(0.59%)	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class C Shares		4.13%	1.74%	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class R Shares		4.81%	2.32%	Dec 31, 2010
After Taxes on Distributions Bandon Isolated Alpha Fixed Income Fund Class I Shares		(3.87%)	(1.87%)
After Taxes on Distributions and Sales Bandon Isolated Alpha Fixed Income Fund Class I Shares		(3.38%)	(1.77%)
BofAML 3 Month Treasury Bill Index	[1]	0.11%	0.11%	Dec 31, 2010
HFRX Absolute Return Index	[2]	0.88%	(1.44%)	Dec 31, 2010
[1]	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The HFRX Absolute Return Index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly. This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns are shown for only Class I shares and after tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bandon Isolated Alpha Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks consistent positive returns throughout various fixed income market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~26 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 548% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	548.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal market conditions, the Fund invests (long or short) at least 80% of its assets in fixed income securities.  The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) other evidences of indebtedness and (ix) closed-end funds that invest primarily in the preceding.  The Fund may also use the following fixed income derivatives: options, financial futures, options on futures and swaps.  Derivatives are instruments that derive their value from an underlying security, security index, interest rate or other reference.

The Fund invests without restriction as to issuer capitalization, credit quality (including in lower-rated fixed income securities known as high yield or junk bonds) or country and without restriction as to a security's maturity, currency or structural features, such as an issuer's right to prepay.  The Fund uses fixed income options, financial futures, options on futures and swaps for hedging purposes and as substitutes for traditional securities.  The Fund also may use foreign currency forward contracts to hedge foreign currency exchange rate risk. The Fund is considered to be "non-diversified" which means that it may invest in fewer securities than a "diversified" fund.

The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

The Fund seeks to achieve consistent positive returns by combining multiple "isolated alpha" strategies that seek additional non-market-direction-related returns that are attributable to astute individual security selection and interest rate management.  These strategies employed by the adviser or sub-advisers generally avoid fixed income beta (market directional source of return) and seek to isolate exposure to active fixed income decision making (alpha) and include:

Interest Rate Management Strategies

Directional Interest Rate:  Without bias to being long or short, a strategy that isolates active interest rate decision making and seeks profit to from monthly moves in market interest rates by taking either a long or short position in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

Relative Value: Without bias to steepening or flattening, a relative value strategy that isolates active interest rate decision making and seeks to profit from monthly steepening or flattening movements in market yield curves by taking both long and short positions in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

The interest rate management strategies seek to isolate active interest rate decision making.  Excluding sovereigns, the strategies will avoid credit exposures by taking positions that allow it to isolate interest rate movements only.  Interest rate risk management is also referred to as duration management.  Duration is a measure of the sensitivity of the price of a fixed income security to a change in interest rates and is expressed as a number of years.

Credit Management Strategies

Directional:  A strategy that takes long or short positions in the corporate, MBS and ABS fixed income markets which seeks to generate consistent excess returns without incurring undue risk, it focuses on fundamental issuer-specific credit research and duration hedging. This strategy may also use options, financial futures, options on futures and credit default swaps.

Pairs Trades:  A strategy that seeks to profit from investing long in a fixed income security that is believed to have a more favorable outlook for credit quality or potential for capital appreciation while simultaneously selling short a similar fixed income security that is believed will decline relative to the long position.

Event Driven:  A strategy that seeks to profit from purchasing fixed income securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and using one or more hedging strategies in connection with the purchase.  This strategy may also use options, financial futures, options on futures and credit default swaps to hedge.

Opportunistic:  A strategy that seeks returns from what are believed to be temporary dislocations in the relative value between segments of the fixed income market based upon credit quality, liquidity, structure or type of issuer while hedging interest rate risk. This strategy may also use options, financial futures, options on futures and credit default swaps.

Special Situations:  A strategy that involves investing in what are believed to be undervalued fixed income securities including preferred stocks and fixed income closed-end funds based upon its analysis of the issuer's economic and financial situation.  A preferred stock issuer's special situation may be based on factors such as improving credit quality, exercise of a security's redemption or call features or proposed merger with a financially stronger entity.  A closed-end fund's special situation may be based on factors such as trading at a discount to the net asset value of its securities portfolio, being subject to conversion to an open-end fund or liquidation.  Securities are purchased that are believed to have the potential for short term gains and are often times sold when they reach a price target or the security's "situation" is no longer favorable.

The credit strategies seek to isolate active credit decision making.  The various strategies will generally utilize interest rate hedging in order to isolate the target exposures from the active credit decision making without the interest rate risks typically assumed in benchmark (beta) oriented strategies.

The adviser and the sub-advisers may engage in active and frequent trading to achieve the Fund's investment objective.

Allocation of Fund Assets

The adviser determines the allocation of the Fund's assets among the various sub-advisers and investment strategies.  In selecting and weighting investment options, the adviser seeks to identify sub-advisers which, based on their investment styles and historical performance, have the potential, in the opinion of the adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach.  The Fund is not required to invest with any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the assets to any sub-adviser or investment strategy.  The adviser may change the allocation of the Fund's assets among the available investment options, and may add or remove sub-advisers, as more fully described below.

Each sub-adviser is responsible for the day-to-day management of its allocated portion of Fund assets.

As of the date of this Prospectus, the adviser has entered into sub-advisory agreements with the following sub-advisers with respect to the Fund.  Below is a description of each sub-adviser's investment style.  The Fund may select a variation of these strategies or another strategy offered by the sub-advisers.

·

Dix Hills Partners, LLC employs multiple interest rate related fixed income management strategies.

·

Logan Circle Partners, L.P. employs multiple credit management strategies.

In addition to investments executed by the sub-advisers, the Fund's adviser may invest directly in securities, such as preferred stocks, funds, notes, certificates, options, financial futures, swaps or other derivative instruments, such as instruments indexed to baskets of underlying funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Closed-End Funds Risk:  Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in preferred stocks and fixed income securities.  Closed end funds are subject to specific risks, depending on the nature of the fund and may trade below NAV.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

·

Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to leverage and credit risk.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High-Yield Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Mortgage-Backed and Asset-Backed Risk:  The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.  Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-477-8100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-477-8100
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, Return does not reflect sales charge and would be lower if it did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Return does not reflect sales charge and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3/31/12	2.80%
Worst Quarter:	6/30/12	(1.96)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.96%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I shares and after tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns are shown for only Class I shares and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2012)
BofAML 3 Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[1]
HFRX Absolute Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.44%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[2]
Bandon Isolated Alpha Fixed Income Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,834
Annual Return 2011	rr_AnnualReturn2011	(0.10%)
Annual Return 2012	rr_AnnualReturn2012	5.21%
1 Year	rr_AverageAnnualReturnYear01	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.87%)
Bandon Isolated Alpha Fixed Income Fund Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Bandon Isolated Alpha Fixed Income Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	789
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,477
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,774
1 Year	rr_AverageAnnualReturnYear01	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,317
1 Year	rr_AverageAnnualReturnYear01	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The HFRX Absolute Return Index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly. This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[4]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, front-end or contingent deferred loads, borrowing interest, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.95%, 2.20%, 2.95% and 2.45% of each class's net assets, respectively, for Class I, Class A, Class C and Class R shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

CWC Small Cap Aggressive Value Fund | CWC Small Cap Aggressive Value Fund
CWC Small Cap Aggressive Value Fund
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CWC Small Cap Aggressive Value Fund	CWC Small Cap Aggressive Value Fund - Retail Class	CWC Small Cap Aggressive Value Fund - Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if sold before 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CWC Small Cap Aggressive Value Fund		CWC Small Cap Aggressive Value Fund - Retail Class	CWC Small Cap Aggressive Value Fund - Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		2.21%	2.25%
Total Annual Fund Operating Expenses		3.46%	3.25%
Fee Waiver and Reimbursement	[1]	(1.87%)	(1.91%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.59%	1.34%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short) , taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), do not exceed 1.59% and 1.34% of its average daily net assets of the Retail Class shares and Institutional Class shares, respectively of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example CWC Small Cap Aggressive Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CWC Small Cap Aggressive Value Fund - Retail Class	162	888	1,638	3,614
CWC Small Cap Aggressive Value Fund - Institutional Class	136	822	1,532	3,418

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 31 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund invests, under normal market conditions, at least 80% of its assets in:

·

common stocks of small capitalization ("small cap") companies, and

·

exchange-traded funds that invest primarily in small cap companies.

The Fund defines small cap companies as those with a market capitalization at the time of purchase within the capitalization range of $100,000,000 to $5,000,000,000 or exchange-traded funds that invest primarily in such small cap companies .

The advisor selects common stocks using its aggressive value strategy.  This strategy utilizes 3 stages to select securities: (1) screening, (2) fundamental analysis and (3) risk management.  The advisor creates a contrarian universe of primarily U.S. companies by screening the entire small cap universe for companies with:

·

recent price under performance,

·

extreme corporate liquidity, and/or

·

fundamental valuations at low historical levels

The resulting universe is then reviewed and discussed by the advisor's investment team to identify candidates for in-depth fundamental value analysis. The advisor analyzes a company using Wall Street research to come up with a baseline fundamental expectation.  Proprietary research is then used to identify stocks where fundamental expectations diverge from Wall Street.  Inputs and assumptions are reviewed by the investment committee to validate the advisor's expectations.  Analysis includes scrutiny of all major financial statements, with particular attention paid to the balance sheet, and communications with the company's management, competitors, suppliers and/or industry experts.

Once the advisor has developed a two-to-three year outlook of fundamentals, it applies historical, average valuation parameters to establish a sell target.  The advisor will not purchase a stock unless it is, in the advisor's opinion, aggressively undervalued with a 50% appreciation potential from its purchase price to its sell target.  Securities are presented to the advisor's investment committee for discussion and the final buy/sell decision is made by the firm's Chief Investment Officer.

The advisor seeks to manage risk by setting limits on the maximum amount of the Fund's portfolio that is invested in any particular security , sector or industry .  The advisor sells a security when it reaches a price target, to maintain diversification, when it no longer meets the advisor's fundamental criteria, when it has declined 25% in price both on an absolute basis and on a relative basis in comparison to the Russell 2000 index and is not expected to recover, or to meet redemption requests.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

·

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks.

·

Management Risk. The advisor's reliance on its aggressive value contrarian strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall equity market risk may affect the value of individual securities in which the Fund invests.  Factors such as domestic economic growth, interest rate levels and political events may cause common stock prices to drop decreasing the value of Fund shares.

·

Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt price movements than those of larger, more established companies and may be less liquid.  Small companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.

Is the Fund Right For You?

The Fund is designed for investors with moderate-to-high risk tolerance who seek capital appreciation.  The Fund is also designed for investors seeking a small cap allocation to their overall portfolio.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Institutional Class shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-881-2381 or visiting www.cwcfunds.com.

Institutional Class Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	10.53%
Worst Quarter:	3rd Quarter 2011	(23.30)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns CWC Small Cap Aggressive Value Fund	1 Year	Since Inception	Inception Date
CWC Small Cap Aggressive Value Fund - Institutional Class	7.20%	(2.02%)	Dec 31, 2010
CWC Small Cap Aggressive Value Fund - Retail Class	6.95%	(2.34%)	Dec 31, 2010
After Taxes on Distributions CWC Small Cap Aggressive Value Fund - Institutional Class	7.11%	(2.11%)
After Taxes on Distributions and Sales CWC Small Cap Aggressive Value Fund - Institutional Class	4.68%	(1.77%)
Russell 2000 Total Return Index	16.35%	5.59%	Dec 31, 2010

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Retail class shares are not shown and would differ from those of Institutional class shares.

The Russell 2000Ò Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CWC Small Cap Aggressive Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 31 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in:

·

common stocks of small capitalization ("small cap") companies, and

·

exchange-traded funds that invest primarily in small cap companies.

The Fund defines small cap companies as those with a market capitalization at the time of purchase within the capitalization range of $100,000,000 to $5,000,000,000 or exchange-traded funds that invest primarily in such small cap companies .

The advisor selects common stocks using its aggressive value strategy.  This strategy utilizes 3 stages to select securities: (1) screening, (2) fundamental analysis and (3) risk management.  The advisor creates a contrarian universe of primarily U.S. companies by screening the entire small cap universe for companies with:

·

recent price under performance,

·

extreme corporate liquidity, and/or

·

fundamental valuations at low historical levels

The resulting universe is then reviewed and discussed by the advisor's investment team to identify candidates for in-depth fundamental value analysis. The advisor analyzes a company using Wall Street research to come up with a baseline fundamental expectation.  Proprietary research is then used to identify stocks where fundamental expectations diverge from Wall Street.  Inputs and assumptions are reviewed by the investment committee to validate the advisor's expectations.  Analysis includes scrutiny of all major financial statements, with particular attention paid to the balance sheet, and communications with the company's management, competitors, suppliers and/or industry experts.

Once the advisor has developed a two-to-three year outlook of fundamentals, it applies historical, average valuation parameters to establish a sell target.  The advisor will not purchase a stock unless it is, in the advisor's opinion, aggressively undervalued with a 50% appreciation potential from its purchase price to its sell target.  Securities are presented to the advisor's investment committee for discussion and the final buy/sell decision is made by the firm's Chief Investment Officer.

The advisor seeks to manage risk by setting limits on the maximum amount of the Fund's portfolio that is invested in any particular security , sector or industry .  The advisor sells a security when it reaches a price target, to maintain diversification, when it no longer meets the advisor's fundamental criteria, when it has declined 25% in price both on an absolute basis and on a relative basis in comparison to the Russell 2000 index and is not expected to recover, or to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

·

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks.

·

Management Risk. The advisor's reliance on its aggressive value contrarian strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall equity market risk may affect the value of individual securities in which the Fund invests.  Factors such as domestic economic growth, interest rate levels and political events may cause common stock prices to drop decreasing the value of Fund shares.

·

Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt price movements than those of larger, more established companies and may be less liquid.  Small companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.

Is the Fund Right For You?

The Fund is designed for investors with moderate-to-high risk tolerance who seek capital appreciation.  The Fund is also designed for investors seeking a small cap allocation to their overall portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Institutional Class shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-881-2381 or visiting www.cwcfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-881-2381
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cwcfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2012	10.53%
Worst Quarter:	3rd Quarter 2011	(23.30)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Retail class shares are not shown and would differ from those of Institutional class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Retail class shares are not shown and would differ from those of Institutional class shares.

The Russell 2000Ò Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2012)
Russell 2000 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
CWC Small Cap Aggressive Value Fund - Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.87%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,614
1 Year	rr_AverageAnnualReturnYear01	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
CWC Small Cap Aggressive Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,418
Annual Return 2011	rr_AnnualReturn2011	(10.44%)
Annual Return 2012	rr_AnnualReturn2012	7.20%
1 Year	rr_AverageAnnualReturnYear01	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
CWC Small Cap Aggressive Value Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)
CWC Small Cap Aggressive Value Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)

[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short) , taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), do not exceed 1.59% and 1.34% of its average daily net assets of the Retail Class shares and Institutional Class shares, respectively of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

The Guardian Fund | The Guardian Fund
The Guardian Fund
Investment Objective:
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Guardian Fund	The Guardian Fund Class I shares	The Guardian Fund Class A shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Guardian Fund		The Guardian Fund Class I shares	The Guardian Fund Class A shares
Management Fees		0.36%	0.36%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		2.98%	2.97%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses		3.43%	3.67%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example The Guardian Fund (USD $)	1 Year	3 Years	5 Years	10 Years
The Guardian Fund Class I shares	346	1,053	1,784	3,712
The Guardian Fund Class A shares	803	1,523	2,262	4,197

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in exchange traded funds (“ETFs”) that invest in large capitalization equity securities as well as large capitalization equity (common and preferred) securities, while (1) purchasing protective put options on the portfolio of equity securities using the adviser’s propriety analysis methodology and (2) writing call options.  The Fund defines a company as large capitalization or large-cap if its market capitalization at the time of purchase is above the lower end of the capitalization range of companies in the Standard & Poor’s 500 Index.  As of December 31, 201 ~~2 , the lower end of this range was $ 89 billion .~~

~~The Fund’s adviser believes the option strategy will provide a level of protection against large drops in the Fund's value.  This strategy is also commonly referred to as “hedging” or “collaring.”  It typically consists of selling covered call options and buying put options to hedge individual equities or ETFs in the Fund's portfolio.  In addition, a portion of the Fund's assets will be used to purchase options employing strategies that the Fund's adviser believes will offer additional protection to the Fund's assets as well the potential for additional portfolio appreciation.~~

~~·~~

~~When the Fund purchases a put option, the Fund has the right to sell a particular security at a predetermined price (exercise price) during the life of the option.  The puts are "protective" because they protect the Fund from a decline in the underlying equity's price below the strike price.~~

~~·~~

~~When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security at a predetermined price (exercise price) during the life of the option.  The option is "covered" because the Fund owns the security at the time it sells the option.  The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.~~

~~In general, the adviser buys securities (including put options) and writes call options that its proprietary analysis methodology classifies as quantitatively attractive and sells securities and buys back calls when the adviser believes more compelling investments are available.~~

~~Under normal conditions, the Fund invests primarily in equity securities and options purchased on equity securities.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s performance.

·

Call Option Risk.  When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

·

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the adviser's assessment of the attractiveness and potential appreciation of particular investments.  The advisor's use of a "protected" option strategy is not a guarantee of positive performance.

·

Market Risk.  The Fund’s investments may decline in value if the stock markets perform poorly.

·

Put Option Risk.  When the Fund purchases a put option it may lose the entire premium paid for a put option and, consequently, the Fund could significantly underperform the market.  In addition, the seller of the option may default and not purchase the security from the Fund at the exercise price, in which case the “protection” of the put option will not be realized.

·

Tax Risk.  The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, stocks that are protected with put options may not be eligible for long term capital gains.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.   You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.lacerteguardianfund.com or by calling 1-877-738-9888.

Annual Total Return For Calendar Years Ended December 31

Best Quarter	Second Quarter 2009	6.03%
Worst Quarter	Third Quarter 2008	(10.71)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns The Guardian Fund		1 Year	5 Years	Since Inception	Inception Date
The Guardian Fund Class I shares		(3.95%)	(3.13%)	1.46%	Feb 28, 2007
The Guardian Fund Class A shares		(4.19%)		0.36%	Jul 2, 2010
After Taxes on Distributions The Guardian Fund Class I shares		(4.39%)	(4.52%)	0.21%
After Taxes on Distributions and Sales The Guardian Fund Class I shares		(2.57%)	(3.36%)	0.58%
S&P 500 Index	[1]	16.00%	1.66%	2.44%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  The after tax returns for Class A shares are not shown and would differ from those of Class I Shares.

Returns prior to October 1, 2009, reflect total returns for the Fund's predecessor limited partnership.  The performance prior to October 1, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style since the predecessor limited partnership's inception on March 1, 2007.  The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership's investment goals, policies, guidelines and restrictions.  From its inception on March 1, 2007 through October 1, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Guardian Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in exchange traded funds (“ETFs”) that invest in large capitalization equity securities as well as large capitalization equity (common and preferred) securities, while (1) purchasing protective put options on the portfolio of equity securities using the adviser’s propriety analysis methodology and (2) writing call options.  The Fund defines a company as large capitalization or large-cap if its market capitalization at the time of purchase is above the lower end of the capitalization range of companies in the Standard & Poor’s 500 Index.  As of December 31, 201 ~~2 , the lower end of this range was $ 89 billion .~~

~~The Fund’s adviser believes the option strategy will provide a level of protection against large drops in the Fund's value.  This strategy is also commonly referred to as “hedging” or “collaring.”  It typically consists of selling covered call options and buying put options to hedge individual equities or ETFs in the Fund's portfolio.  In addition, a portion of the Fund's assets will be used to purchase options employing strategies that the Fund's adviser believes will offer additional protection to the Fund's assets as well the potential for additional portfolio appreciation.~~

~~·~~

~~When the Fund purchases a put option, the Fund has the right to sell a particular security at a predetermined price (exercise price) during the life of the option.  The puts are "protective" because they protect the Fund from a decline in the underlying equity's price below the strike price.~~

~~·~~

~~When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security at a predetermined price (exercise price) during the life of the option.  The option is "covered" because the Fund owns the security at the time it sells the option.  The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.~~

~~In general, the adviser buys securities (including put options) and writes call options that its proprietary analysis methodology classifies as quantitatively attractive and sells securities and buys back calls when the adviser believes more compelling investments are available.~~

~~Under normal conditions, the Fund invests primarily in equity securities and options purchased on equity securities.~~

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s performance.

·

Call Option Risk.  When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

·

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the adviser's assessment of the attractiveness and potential appreciation of particular investments.  The advisor's use of a "protected" option strategy is not a guarantee of positive performance.

·

Market Risk.  The Fund’s investments may decline in value if the stock markets perform poorly.

·

Put Option Risk.  When the Fund purchases a put option it may lose the entire premium paid for a put option and, consequently, the Fund could significantly underperform the market.  In addition, the seller of the option may default and not purchase the security from the Fund at the exercise price, in which case the “protection” of the put option will not be realized.

·

Tax Risk.  The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, stocks that are protected with put options may not be eligible for long term capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.   You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.lacerteguardianfund.com or by calling 1-877-738-9888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-738-9888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lacerteguardianfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Second Quarter 2009	6.03%
Worst Quarter	Third Quarter 2008	(10.71)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.71%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after tax returns for Class A shares are not shown and would differ from those of Class I Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  The after tax returns for Class A shares are not shown and would differ from those of Class I Shares.

Returns prior to October 1, 2009, reflect total returns for the Fund's predecessor limited partnership.  The performance prior to October 1, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style since the predecessor limited partnership's inception on March 1, 2007.  The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership's investment goals, policies, guidelines and restrictions.  From its inception on March 1, 2007 through October 1, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2012)
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%	[1]
The Guardian Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,712
Annual Return 2008	rr_AnnualReturn2008	(19.17%)
Annual Return 2009	rr_AnnualReturn2009	12.86%
Annual Return 2010	rr_AnnualReturn2010	1.66%
Annual Return 2011	rr_AnnualReturn2011	(4.26%)
Annual Return 2012	rr_AnnualReturn2012	(3.95%)
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	(3.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
The Guardian Fund Class I shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.39%)
5 Years	rr_AverageAnnualReturnYear05	(4.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
The Guardian Fund Class I shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	(3.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
The Guardian Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	803
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,197
1 Year	rr_AverageAnnualReturnYear01	(4.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2010

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.

Navigator Equity Hedged Fund | Navigator Equity Hedged Fund
Navigator Equity Hedged Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on ~~page14 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Navigator Equity Hedged Fund	Navigator Equity Hedged Fund Class A Shares	Navigator Equity Hedged Fund Class C Shares	Navigator Equity Hedged Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Navigator Equity Hedged Fund		Navigator Equity Hedged Fund Class A Shares	Navigator Equity Hedged Fund Class C Shares	Navigator Equity Hedged Fund Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.37%	0.37%	0.36%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		1.80%	2.55%	1.54%
Fee Waiver and/or Reimbursement	[2]	(0.02%)	(0.02%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.78%	2.53%	1.53%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31 , 2014, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Adviser)) will not exceed 1. 35%, 2. 10 % and 1. 10 % of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Navigator Equity Hedged Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Navigator Equity Hedged Fund Class A Shares	721	1,083	1,469	2,548
Navigator Equity Hedged Fund Class C Shares	256	792	1,354	2,884
Navigator Equity Hedged Fund Class I Shares	156	485	838	1,834

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global equity markets by investing primarily in

·

exchange-traded funds that each invest primarily equity securities and

·

put options on the Standard & Poor's 500 Index, volatility-linked exchange-traded funds and volatility-linked exchange-traded notes for hedging purposes.

The Fund defines equity securities to include both (i) exchange-traded funds ("ETFs") that invest primarily in common stocks and (ii) put options on the Standard & Poor's 500 Index.  The Fund invests without restriction as to capitalization, country (including emerging markets) or trading currency of the individual equity securities held by the ETFs.  However, the Fund is subject to sector limits described below.  Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, as defined above.

Global Asset Allocation Process

The adviser determines global equity sector allocations using its proprietary quantitative relative strength research process.  The adviser's research process seeks an optimal asset allocation targeting equity ETF exposure in three areas.  The adviser has defined minimum and maximum allocation parameters in each area to seek to prevent the process from steering portfolio construction into an over-concentrated position.  The three areas are:

·

U.S. equity markets by issuer capitalization and investment style ( 20%-80% )

·

U.S. equity markets by industry sectors and sub-sectors ( 5%-50% )

·

Foreign equity markets by region and country ( 10%-80% )

The adviser's proprietary research process is applied to rank investments within each of the three targeted market segments.  The issuer capitalization and investment style segment groups issuers by their relative market capitalization (e.g. small, mid or large) and by their investment style (e.g. growth or value).  Generally, growth refers to issuers with above-average profit or revenue growth, while value refers to issuers with above-average valuation as measured by price to earnings ratio.  The sector and sub-sector segment ranks investments in various subsets of the market that share similar characteristics. Securities in the top two relative strength quartiles are investment candidates subject to further research.  A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and its fit within overall portfolio diversification needs.  By selecting ETFs using this process, the adviser expects that the Fund will typically hold between 20 and 40 positions.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

Hedging Process

The adviser applies a hedging strategy to protect the portfolio against significant market declines.  The adviser uses a protective put hedging strategy and/or volatility-linked ETFs and/or volatility-linked ETNs to hedge the Fund's equity exposure.  In the case of protective puts, the Fund pays a price (referred to as a premium) to purchase a  put option that gives the Fund the right to sell a security at a set (strike) price even though the market price may be lower.  The protective put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility.  The protective put strategy seeks to limit downside loss.  Generally, S&P 500 put options have an inverse relationship to the S&P 500 Index.  In the case of volatility-related hedging, the Fund purchases ETFs and/or ETNs that invest in instruments linked to equity market volatility or the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) futures.  Generally, volatility has an inverse relationship to the S&P 500 Index.  The Fund invests in volatility-linked instruments to benefit from the expected negative correlation between volatility and equity market returns.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear indirectly through investments in ETFs and ETNs as well as directly through investments in put options.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

·

ETN Risk:  Like ETFs and put options, ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETN is subject to specific risks, depending on the nature of the ETN.  ETNs are subject to default risks.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Leveraging Risk:  The use of leverage, such as that embedded in options, will magnify the Fund's gains or losses.

·

Management Risk:  The adviser's dependence on its relative strength research process and judgments about the attractiveness, value and potential appreciation of particular asset classes, ETFs and options in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Put Option Risk:  The Fund may lose the entire premium paid if the underlying index does not decrease in value.  Put options on the S&P 500 Index may not be an effective hedge because they may have imperfect correlation to the value of the Fund's ETFs, many of which may be foreign or representative of sectors outside the S&P 500 Index.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. ~~The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.navigatorfund.com or by calling 1-877-766-2264.~~

Class I Shares Annual Total Return For Calendar Years Ended December 31,

Best Quarter:	First Quarter 2012	6.01%
Worst Quarter:	Third Quarter 2011	(11.77)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns Navigator Equity Hedged Fund		1 Year	Since Inception	Inception Date
Navigator Equity Hedged Fund Class I Shares		1.33%	(5.32%)	Dec 28, 2010
Navigator Equity Hedged Fund Class A Shares		(4.36%)	(8.17%)	Dec 28, 2010
Navigator Equity Hedged Fund Class C Shares		0.34%	(6.27%)	Dec 28, 2010
After Taxes on Distributions Navigator Equity Hedged Fund Class I Shares		1.22%	(5.41%)
After Taxes on Distributions and Sales Navigator Equity Hedged Fund Class I Shares		0.86%	(4.55%)
MSCI World Index	[1]	15.83%	4.77%	Dec 28, 2010
HFRX Equity Hedge Index	[2]	2.52%	(9.68%)	Dec 28, 2010
[1]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.
[2]	The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The following after tax returns for Class A and Class C shares are not shown and would d iffer from those of Class I Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Navigator Equity Hedged Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on ~~page14 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	486.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global equity markets by investing primarily in

·

exchange-traded funds that each invest primarily equity securities and

·

put options on the Standard & Poor's 500 Index, volatility-linked exchange-traded funds and volatility-linked exchange-traded notes for hedging purposes.

The Fund defines equity securities to include both (i) exchange-traded funds ("ETFs") that invest primarily in common stocks and (ii) put options on the Standard & Poor's 500 Index.  The Fund invests without restriction as to capitalization, country (including emerging markets) or trading currency of the individual equity securities held by the ETFs.  However, the Fund is subject to sector limits described below.  Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, as defined above.

Global Asset Allocation Process

The adviser determines global equity sector allocations using its proprietary quantitative relative strength research process.  The adviser's research process seeks an optimal asset allocation targeting equity ETF exposure in three areas.  The adviser has defined minimum and maximum allocation parameters in each area to seek to prevent the process from steering portfolio construction into an over-concentrated position.  The three areas are:

·

U.S. equity markets by issuer capitalization and investment style ( 20%-80% )

·

U.S. equity markets by industry sectors and sub-sectors ( 5%-50% )

·

Foreign equity markets by region and country ( 10%-80% )

The adviser's proprietary research process is applied to rank investments within each of the three targeted market segments.  The issuer capitalization and investment style segment groups issuers by their relative market capitalization (e.g. small, mid or large) and by their investment style (e.g. growth or value).  Generally, growth refers to issuers with above-average profit or revenue growth, while value refers to issuers with above-average valuation as measured by price to earnings ratio.  The sector and sub-sector segment ranks investments in various subsets of the market that share similar characteristics. Securities in the top two relative strength quartiles are investment candidates subject to further research.  A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and its fit within overall portfolio diversification needs.  By selecting ETFs using this process, the adviser expects that the Fund will typically hold between 20 and 40 positions.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

Hedging Process

The adviser applies a hedging strategy to protect the portfolio against significant market declines.  The adviser uses a protective put hedging strategy and/or volatility-linked ETFs and/or volatility-linked ETNs to hedge the Fund's equity exposure.  In the case of protective puts, the Fund pays a price (referred to as a premium) to purchase a  put option that gives the Fund the right to sell a security at a set (strike) price even though the market price may be lower.  The protective put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility.  The protective put strategy seeks to limit downside loss.  Generally, S&P 500 put options have an inverse relationship to the S&P 500 Index.  In the case of volatility-related hedging, the Fund purchases ETFs and/or ETNs that invest in instruments linked to equity market volatility or the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) futures.  Generally, volatility has an inverse relationship to the S&P 500 Index.  The Fund invests in volatility-linked instruments to benefit from the expected negative correlation between volatility and equity market returns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear indirectly through investments in ETFs and ETNs as well as directly through investments in put options.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

·

ETN Risk:  Like ETFs and put options, ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETN is subject to specific risks, depending on the nature of the ETN.  ETNs are subject to default risks.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Leveraging Risk:  The use of leverage, such as that embedded in options, will magnify the Fund's gains or losses.

·

Management Risk:  The adviser's dependence on its relative strength research process and judgments about the attractiveness, value and potential appreciation of particular asset classes, ETFs and options in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Put Option Risk:  The Fund may lose the entire premium paid if the underlying index does not decrease in value.  Put options on the S&P 500 Index may not be an effective hedge because they may have imperfect correlation to the value of the Fund's ETFs, many of which may be foreign or representative of sectors outside the S&P 500 Index.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. ~~The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.navigatorfund.com or by calling 1-877-766-2264.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-766-2264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.navigatorfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Annual Total Return For Calendar Years Ended December 31,
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	First Quarter 2012	6.01%
Worst Quarter:	Third Quarter 2011	(11.77)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following after tax returns for Class A and Class C shares are not shown and would d iffer from those of Class I Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The following after tax returns for Class A and Class C shares are not shown and would d iffer from those of Class I Shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2012)
MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[1]
HFRX Equity Hedge Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.68%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[2]
Navigator Equity Hedged Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,083
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,548
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Navigator Equity Hedged Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	792
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,884
1 Year	rr_AverageAnnualReturnYear01	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Navigator Equity Hedged Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2011	rr_AnnualReturn2011	(11.38%)
Annual Return 2012	rr_AnnualReturn2012	1.33%
1 Year	rr_AverageAnnualReturnYear01	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Navigator Equity Hedged Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.41%)
Navigator Equity Hedged Fund Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.55%)

[1]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.
[2]	The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31 , 2014, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Adviser)) will not exceed 1. 35%, 2. 10 % and 1. 10 % of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013